Summary of Significant Accounting Policies - Schedule of Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net income (loss), as adjusted, Redeemable	$ 3,860,456	$ (2,091,672)
Allocation of net income (loss) as adjusted, Non-Redeemable	$ 972,392	$ (541,088)
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Basic	27,393,431	26,492,055
Weighted Average Shares Outstanding including common stock subject to redemption Redeemable, Diluted	27,393,431	26,492,055
Basic net income (loss) per ordinary share, Redeemable	$ 0.14	$ (0.08)
Diluted net income (loss) per ordinary share, Redeemable	$ 0.14	$ (0.08)
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Basic	6,900,000	6,853,151
Weighted Average Shares Outstanding including common stock subject to redemption Non-Redeemable, Diluted	6,900,000	6,853,151
Basic net income (loss) per ordinary share, Non-Redeemable	$ 0.14	$ (0.08)
Diluted net income (loss) per ordinary share, Non-Redeemable	$ 0.14	$ (0.08)